Employee Benefit Expenses - Schedule of The Amounts Recognized in The Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Pension benefits
Non-current liabilities	$ 20,321	$ 21,142
HMH Holding BV And Subsidiaries [Member]
Pension benefits
Non-current liabilities		21,142	$ 21,319
HMH Holding BV And Subsidiaries [Member] | Pension Benefits [Member]
Pension benefits
Current liabilities		995	911
Non-current liabilities		17,441	17,547
Net amount recognized		$ 18,436	$ 18,458